Convertible Preferred Stock (Details) - Cepton Technologies, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock (Details) [Line Items]
Convertible preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, dividend rate	8.00%	8.00%
Aggregate proceeds (in Dollars)	$ 100,000,000	$ 100,000,000
Preferred stock issued and outstanding, percentage	20.00%	20.00%